Long-term assets - E.2.3. Cash used for the purchase of tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Additions	$ 654	$ 579	$ 694
Change in advances to suppliers	7	(2)	3
Change in accruals and payables for property, plant and equipment	(10)	(37)	116
Cash used	$ 650	$ 540	$ 814